Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	$ 748
Property, plant and equipment, ending balance	620	$ 748
Research and Development Expenses [Member]
Property, plant and equipment [Abstract]
Depreciation expense	33	21	$ 35
General and Administration Expenses [Member]
Property, plant and equipment [Abstract]
Depreciation expense	300	300	300
Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	1,383	1,422
Additions	121	49
Exchange difference	179	(88)
Property, plant and equipment, ending balance	1,683	1,383	1,422
Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(635)	(353)
Additions	335	315
Exchange difference	93	(33)
Property, plant and equipment, ending balance	(1,063)	(635)	(353)
Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	96
Property, plant and equipment, ending balance	150	96
Equipment [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	257	224
Additions	121	49
Exchange difference	31	(16)
Property, plant and equipment, ending balance	409	257	224
Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(161)	(101)
Additions	77	68
Exchange difference	21	(8)
Property, plant and equipment, ending balance	(259)	(161)	(101)
ROU Assets [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	652
Property, plant and equipment, ending balance	470	652
ROU Assets [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	1,126	1,198
Additions	0	0
Exchange difference	148	(72)
Property, plant and equipment, ending balance	1,274	1,126	1,198
ROU Assets [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(474)	(252)
Additions	258	247
Exchange difference	72	(25)
Property, plant and equipment, ending balance	$ (804)	$ (474)	$ (252)